Statement of Comprehensive Income - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit for the year		$ 50,101,333	$ 51,833,399	$ 49,265,445
Foreign currency translation differences
Gain (losses) on exchange differences on translation	[1]	17,133,508	(10,896,009)	(10,130,826)
Defined benefit plans
Gains on remeasurements of defined benefit plans		0	109,380	52,739
Financial assets measured at fair value through other comprehensive income
(Losses) on financial assets remeasured at fair value through other comprehensive income, before tax	[1]	0	(148,456)	(249,305)
Cash flow hedges
(Loss) gain on cash flow hedges, before tax	[1]	(9,698,355)	6,288,202	48,700,217
Hedges of net investments in foreign operations
(Losses) gain on hedges of net investments in foreign operations, before tax	[1]	(16,578,529)	8,458,717	7,562,533
Other components of comprehensive income
Share of other comprehensive income of associates and joint ventures accounted for using the equity method		12,305	(28,072)	103,031
Income tax related to other comprehensive income
Income tax related to exchange differences on translation of other comprehensive income	[1]	(3,897,222)	2,717,757	1,869,010
Income tax related to available for the sale financial assets of other comprehensive income	[1]	0	40,083	67,312
Income tax related to cash flow hedges of other comprehensive income	[1]	2,618,556	(1,603,492)	(11,689,493)
Income tax related to defined benefit plans of other comprehensive income		0	(29,185)	(12,796)
Income tax related to hedges of net investments in foreign operations of other comprehensive income	[1]	4,476,203	(2,154,466)	(1,815,008)
Total other comprehensive income		(5,933,534)	2,754,459	34,457,414
Total Comprehensive Income		44,167,799	54,587,858	83,722,859
Comprehensive income attributable to:
Comprehensive income attributable to the owners of the Parent		43,177,584	54,172,108	83,124,364
Comprehensive income attributable to non-controlling interests		990,215	415,750	598,495
Comprehensive income		$ 44,167,799	$ 54,587,858	$ 83,722,859

[1]	When specific conditions are met, these items will be reclassified to the consolidated statement of income.